Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 shares
Statement of Financial Position [Abstract]
Redeemable ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Redeemable ordinary shares issued			11,110,000
Redeemable ordinary shares outstanding			11,110,000
Ordinary shares, par value (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.0001	$ 0.0001	¥ 0.0001
Ordinary shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares issued	121,110,000	121,110,000	100,000,000	100,000,000
Ordinary shares outstanding	121,110,000	121,110,000	100,000,000	100,000,000